Summary of principal accounting policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, net
Allowance for doubtful accounts	$ 0	$ 0
Inventory
Inventory write-downs	0
Impairment of long-lived assets
Impairment charge recognized	$ 0	$ 0	$ 0
Computers and office equipment | Minimum
Property and equipment, net
Estimated useful lives	3 years
Computers and office equipment | Maximum
Property and equipment, net
Estimated useful lives	5 years
Software | Maximum
Property and equipment, net
Estimated useful lives	5 years
Vehicles
Property and equipment, net
Estimated useful lives	4 years